Non-controlling Interests	12 Months Ended
Dec. 31, 2011
Non-controlling Interests
Non-controlling Interests

11.                               Non-controlling Interests

Non-controlling interests represent the interest of non-controlling shareholders in Sinovac Beijing and Sinovac Dalian based on their proportionate interests in the equity of that company adjusted for its proportionate share of income or losses from operations. On October 1, 2011, the Company increased its ownership in Sinovac Beijing by an additional 1.53% through contributing the dividends declared to Sinovac Hong Kong but unpaid in the amount of $2,906,308 (RMB 18,605,600). An adjustment of $273,171 (RMB 1,640,336) resulted from the difference between the adjustment to the carrying amount of the non-controlling interest in Sinovac Beijing and the consideration was charged to additional paid-in capital. The non-controlling interest in Sinovac Beijing was 28.44% prior to October 1, 2011 and was 26.91% after October 1, 2011. The non-controlling interest in Sinovac Dalian was 70% for the period from the incorporation to December 27, 2010 and was 45% as of December 31, 2010 (note 15).